13F-HR
       Form 13F Holdings Report
               UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30,2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sunrise Partners LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   028-05431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Randall U. Tam
Title:    Vice President, Dawn General Partner Corp., Manager
Phone:    203-861-3288
Signature, Place and Date of Signing:

    Randall U. Tam    Greenwich, Connecticut  NOVEMBER 09,2001

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:   $114,827


List of Other Included Managers:

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL TIME WARNER INC            COM              00184A105     7369   222632 SH       SOLE                   222632
APACHE CORP CV 6.50%2002*ACES  SDBCV            037411600     1122    30000 SH       SOLE                    30000
AT&T CANADA INC                COM              00207Q202     7253   250000 SH  CALL SOLE                        0
AXA - ADR                      ADR              054536107     1000    51000 SH       SOLE                    51000
ANDERSON EXPLORATION LTD COM              033901109    14616   580000 SH       SOLE                   580000
BANCWEST CORPORATION           COM              059790105     2826    80900 SH       SOLE                    80900
CELESTICA CVB 0% 8/1/20        SDBCV            15101QAA6     1846  5000000 PRN      SOLE                  5000000
COMPAQ COMPUTER CORP           COM              204493100      485    58400 SH       SOLE                    58400
GEORGIA PAC			       COM              373298108     2721    94500 SH       SOLE                    94500
HOMESTAKE MINING               COM              437614100     1070   116300 SH       SOLE                   116300
MERRILL LYNCH CV 0% 5/23/31    SDBCV            590188A65     9902 20000000 PRN      SOLE                 20000000
NAB CV PF 7.875% UNIT          CVPFD            632525309     1589    60000 SH       SOLE                    60000
NIAGARA MOHAWK HOLDINGS INC    COM              653520106     6614   389070 SH       SOLE                   389070
NRG ENERGY INC                 COM              629377102     1504    92800 SH       SOLE                    92800
NORTEL CV 4.25% 9/1/8 144A     SDBCV            656568AA0    15623 18500000 PRN      SOLE                 18500000
SPRINT (PCS) 7.125% 2004       SDBCV            852061605    10827   400000 SH       SOLE                   400000
ROGERS COMM CV 2% 11/26/05     SDBCV            775109AE1    22540 30053000 PRN      SOLE                 30053000
TELEFONICA DE PERU-SPON ADR    ADR              879384204      366   104500 SH       SOLE                   104500
VERIZON GLOBAL CV 0% 5/15/21 A SDBCV            92343VAA2     5554 10000000 PRN      SOLE                 10000000